Cover	Jul. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2026
Entity File Number	333-258528
Entity Registrant Name	RETINALGENIX TECHNOLOGIES INC.
Entity Central Index Key	0001836295
Entity Tax Identification Number	82-3936890
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	409 Apollo Beach Blvd
Entity Address, Address Line Two	Suite 6
Entity Address, City or Town	Apollo Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33572
City Area Code	(415)
Local Phone Number	578-9583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true